Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 35,860	$ 34,994
Less accumulated depreciation	15,130	13,682
Total premises and equipment	20,730	21,312
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	492	717
Less accumulated depreciation	54	80
Total premises and equipment held for sale	438	637
Land [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	2,570	2,719
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	105	153
Buildings [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	22,360	22,081
Premises and Equipment Held for Sale [Abstract]
Premises and equipment held for sale, Gross	387	564
Leasehold Improvements [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	1,402	1,302
Furniture and Equipment [Member]
Premises and Equipment [Abstract]
Premises and equipment, gross	$ 9,528	$ 8,892